Payments, by Government - 12 months ended Dec. 31, 2023 - ARS ($)	Taxes	Total Payments
Total	$ 31,211,888,000	$ 31,211,888,000
National Government [Member]
Total	25,541,921,000	25,541,921,000
Province of Buenos Aires [Member]
Total	4,311,334,000	4,311,334,000
City of Buenos Aires [Member]
Total	503,132,000	503,132,000
Province of Neuquén [Member]
Total	855,501,000	855,501,000
GAS TRANSPORTER OF THE SOUTH INC. [Member]
Total	31,211,888,000	31,211,888,000
GAS TRANSPORTER OF THE SOUTH INC. [Member] | National Government [Member]
Total	25,541,921,000	25,541,921,000
GAS TRANSPORTER OF THE SOUTH INC. [Member] | Province of Buenos Aires [Member]
Total	4,311,334,000	4,311,334,000
GAS TRANSPORTER OF THE SOUTH INC. [Member] | City of Buenos Aires [Member]
Total	503,132,000	503,132,000
GAS TRANSPORTER OF THE SOUTH INC. [Member] | Province of Neuquén [Member]
Total	$ 855,501,000	$ 855,501,000